SCIOTO INVESTMENT COMPANY
C/O 4561 LANES END ST., COLUMBUS, OHIO 43220


TO THE BOARD OF DIRECTORS AND SHAREHOLDERS:

     The accompanying Scioto Investment Company unaudited condensed financial statements for the six month periods ended June 30, 2000, 1999 and 1998 have been compiled by management in accordance with the instructions for interim financial reporting of the Securities and Exchange Commission and do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. These compilations should be read in conjunction with the Company's annual audited financial statements and the notes thereto included in the previously released Annual Reports to Shareholders and the Securities and Exchange Commission for the years ended December 31, 1999, 1998 and 1997.

     In the opinion of management, all adjustments, consisting of normal recurring accruals, considered necessary for a fair presentation of the financial information have been included in the accompanying financial statements. A summary of the portfolio positions as of June 30, 2000, a summary of the Annual Meeting of Shareholders, and a summary of the Penn Traffic Company matter are attached hereto as pages 3-6. A schedule of investments as of December 31, 1999 was included in the Company's Annual Report for 1999. Net investment income per share for the six month periods ended June 30, 2000, 1999 and 1998 was $0.214, $0.178 and $0.242 respectively.


                                   Respectfully submitted,

                                   SCIOTO INVESTMENT COMPANY



                                   Stephen Kellough, Chairman and President

           UNAUDITED CONDENSED STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   JUNE 30
                                                               ----------------------------------------------
                                                                   2000             1999              1998
                                                               -----------       -----------      -----------
ASSETS:
   Investments in tax exempt bonds, at quoted market
          values (amortized cost: 2000, $7,232,443;
          1999, $6,538,731; 1998, $7,511,436)                    7,110,699       $ 6,470,542        7,530,198
   Cash and cash equivalents                                       342,631         1,029,879           60,876
   Accrued interest receivable                                      54,656            47,393           50,222
   Prepaid expenses                                                    167               284              283
                                                               -----------       -----------      -----------
TOTAL ASSETS                                                     7,508,153         7,548,098        7,641,579
                                                               -----------       -----------      -----------

LIABILITIES:
   Accrued expenses                                                 13,378            21,841           14,427
                                                               -----------       -----------      -----------
TOTAL LIABILITIES                                                   13,378            21,841           14,427
                                                               -----------       -----------      -----------
NET ASSETS (net asset value per common share, based upon
   447,950 common shares outstanding:
   2000, $16.73; 1999, $16.80; 1998, $17.03)                   $ 7,494,775       $ 7,526,257      $ 7,627,152
                                                               ===========       ===========      ===========

SCIOTO INVESTMENT COMPANY
C/O 4561 LANES END ST., COLUMBUS, OHIO 43220

                 UNAUDITED CONDENSED STATEMENTS OF OPERATIONS

                                                                              FOR THE SIX MONTHS ENDED JUNE 30
                                                                       ---------------------------------------------
                                                                          2000             1999              1998
                                                                       ----------       ----------        ----------
INVESTMENT INCOME - Nontaxable interest income,
     net of bond premium amortization and discount
     accretion of $10,799 in 2000; $14,013 in 1999;
     and $12,731 in 1998                                               $  150,955       $  139,774        $  151,291
                                                                       ----------       ----------        ----------

OPERATING EXPENSES:
     Professional services                                                 35,268           44,081            34,670
     Directors' fees                                                        6,000            5,750             5,000
     Other expenses                                                         5,111           10,352             3,005
                                                                       ----------       ----------        ----------

TOTAL OPERATING EXPENSES                                                   46,379           60,183            42,675
                                                                       ----------       ----------        ----------

NET INVESTMENT INCOME                                                     104,576           79,591           108,616

NET GAIN (LOSS) ON INVESTMENTS:
     Realized loss on sale of bonds                                        (8,699)               -                 -
     Unrealized appreciation (depreciation) of investments                 14,228         (102,303)             (754)
                                                                       ----------       ----------        ----------

TOTAL NET GAIN (LOSS) ON INVESTMENTS                                        5,529         (102,303)             (754)
                                                                       ----------       ----------        ----------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                                         $  115,633       $  (22,712)       $  107,862
                                                                       ==========       ==========        ==========

            UNAUDITED CONDENSED STATEMENTS OF CHANGES IN NET ASSETS

                                                                              FOR THE SIX MONTHS ENDED JUNE 30
                                                                       ---------------------------------------------
                                                                          2000             1999              1998
                                                                       ----------       ----------        ----------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
     Net investment income                                             $  104,576       $   79,591        $  108,616
     Realized loss on sale of bonds                                        (8,699)               -                 -
     Unrealized appreciation (depreciation) of investments                 14,228         (102,303)             (754)
                                                                       ----------       ----------        ----------
NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                                            110,105          (22,712)          107,862

DIVIDENDS TO SHAREHOLDERS FROM NET
     INVESTMENT INCOME                                                     94,070           98,549           111,988
                                                                       ----------       ----------        ----------

NET INCREASE (DECREASE) IN NET ASSETS                                      16,035         (121,261)           (4,126)

NET ASSETS, BEGINNING OF PERIOD                                         7,478,740        7,647,518         7,631,278
                                                                       ----------       ----------        ----------

NET ASSETS, END OF PERIOD, including undistributed
     net  investment income of $ 191,876, $171,104 and
     $183,749 respectively                                             $7,494,775       $7,526,257        $7,627,152
                                                                       ==========       ==========        ==========

                           SCIOTO INVESTMENT COMPANY

            FIFTH THIRD/THE OHIO COMPANY ACCOUNT PORTFOLIO SUMMARY

                                                                          CURRENT      MARKET          EST. ANNUAL        EST
SYMBOL           QUANTITY     DESCRIPTION                                  PRICE        VALUE           INCOME            YLD
                                      BONDS - MUNICIPAL

OHI010086CQ7      200,000    AKRON OHIO SWR SYS REV                        99.034     198,068.00        8,000.00          4.03%
                             BOOK ENTRY ONLY FGIC
                             4% 12/01/01
OHI067203BV0      300,000    BARBERTON OHIO CITY SCH DIST                  97.455     292,365.00       13,050.00          4.46%
                             BOOK ENTRY ONLY FGIC
                             4.35% 11/01/04
OHIO89707FX6      100,000    BIG WALNUT OHIO LOC SCH DIST D                99.430      99,430.00        4,200.00          4.22%
                             BOOK ENTRY ONLY AMSAC          BNKQL
                             4.2% 12/01/01
CLOH5.125%06      255,000    CINCINNATI OHIO BOOK ENTRY ONL               101.664     259,243.20       13,068.75          5.04%
                             @ 101.648 TO YLD 4.83% UT N/C
                             5.125% 12/01/06
CLOH4.85%00       300,000    CLERMONT CNTY OHIO HOSP FACS R               100.059     300,177.00       14,550.00          4.84%
                             MERCY HEALTH SYS SER B AMBAC R
                             4.85% 09/01/00
CLOH3.70%01       650,000    CLEVELAND OHIO MBIA BOOK ENTRY                98.528     640,432.00       24,050.00          3.75%
                             ONLY LT NON CALLABLE
                             4.55% 09/15/99
OHI199521AW5      200,000    COLUMBUS OHIO MUN ARPT AUTH RE                98.627     197,254.00        9,000.00          4.56%
                             BOOK ENTRY ONLY AMBAC
                             4.5% 01/01/03
daoh3.60%01       300,000    DAYTON OHIO G/O FGIC                          98.318     294,954.00       10,800.00          3.66%
                             BOOK ENTRY ONLY N/C
                             3.6% 12/01/01
DAOH3.65%02       400,000    DAYTON OHIO B/O FGIC                          96.694     290,079.00       10,950.00          3.77%
                             BOOK ENTRY ONLY N/C
                             3.65% 12/01/02
DEOH3.30%00       340,000    DELAWARE CNTY OHIO SWR DIST IM                99.441     338,099.40       11,220.00          3.31%
                             BOOK ENTRY ONLY REOF @PAR N/C
                             3.3% 12/01/00
OHI2637IGBE9      150,000    DUBLIN OHIO CITY SCH DIST                    100.347     150,520.50        7,875.00          5.23%
                             BOOK ENTRY ONLY AMBAC
                             5.25% 12/01/00
OHI263715EH3      200,000    DUBLIN OHIO LOC SCH DIST                     101.105     202,210.00       14,250.00          7.04%
                             REGISTERED
                             7.125% 12/01/00
HMOH6.40%05       125,000    HAMILTON CNTY OHIO SWR SYS REV               103.720     129,228.00        8,000.00          6.17%
                             RFDG SER A REG O.I.D. REOF @97
                             6.4% 12/01/05
OHI407837AZ6      200,000    HAMILTON OHIO WASTEWTR SYS REV                97.114     194,228.00        8,600.00          4.42%
                             BOOK ENTRY ONLY
                             4.3% 10/15/04
HIOH5.20%08       300,000    HILLIARD OHIO SCH DIST SCH IMP               101.357     304,071.00       15,600.00          5.13%
                             ENTRY ONLY REOF @ PART UT N/C
                             5.2% 12/01/98
LEOH4%01          100,000    LEBANON OHIO MTG SWR SYS REV F                98.848      98,848.00        4,000.00          4.04%
                             AMBAC BOKO ENTRY ONLY REOF CIO
                             4% 12/01/01
HIOH5.15%07       300,000    HILLIARD OHIO SCH DIST SCH IMP               101.226     303,678.00       15,450.00          5.08%
                             ENTRY ONLY REOFC PAR UT N/C
                             5.15% 12/01/07
OCOH4.80%04       200,000    LOCKLAND OHIO CTY SCH DIST RF                100.020     200,040.00        9,600.00          4.79%
                             IMP & AMBAC BOOK ENTRY ONLY REO
                             4.8% 12/01/04
OHI531150CR9      100,000    LIBERTY OHIO LOC SCH DIST                     99.880      99,880.00        4,150.00          4.15%
                             BOOK ENTRY ONLY FGIC
                             4.15% 12/01/00
MOOH4.90%01       200,000    MONTGOMERY CNTY OHIO GTR MORAI               100.020     200,040.00        9,600.00          4.79%
                             BEAVER CREEK SWR REV RFDG FGIC
                             4.9% 09/01/01

                           SCIOTO INVESTMENT COMPANY

            FIFTH THIRD/THE OHIO COMPANY ACCOUNT PORTFOLIO SUMMARY

                                                                          CURRENT      MARKET          EST. ANNUAL        EST
SYMBOL           QUANTITY     DESCRIPTION                                  PRICE        VALUE           INCOME            YLD

OHI630684CP1      100,000    NAPOLEON OHIO CITY SCH DIST                   99.855      99,885.00        4,150.00          4.15%
                             BOOK ENTRY ONLY AMBAC     BNKQL
                             4.15% 12/01/00
OHOH4%06          300,000    OHIO ST PUB FACS COMMN HIGHER                 93.218     279,654.00       12,000.00          4.29%
                             FACS SER II C FSA BOOK ENTRY ONLY
                             4% 06/01/06
OHOH4.1%07        200,000    OHIO ST PUB FACS COMMN HIGHER                 92.710     185,420.00        8,200.00          4.42%
                             FACS SER II C FSA BOOK ENTRY ONLY
                             4.1% 06/01/07
OIOH4.50%03       300,000    OHIO ST PUB FACS COMMN FRDG HI                99.059     297,117.00       13,500.00          4.54%
                             CAP FACS SER II-A FSA BOOK ENTRY ONLY
                             4.5% 12/01/03
OHOH5.00%09       900,000    OHIO ST. UNIV. GEN RCPTS SER A B              99.403     894,627.00       45,000.00          5.03%
                             ONLY REOFC 99.533 TO YLD 5.06%
                             5% 12/01/09
OH1914116CS5      400,000    UNIVERSITY CINCINNATI OHIO CTF                96.927     290,781.00       13,200.00          4.53%
                             BOOK ENTRY ONLY MBIA
                             4. 4% 12/01/05
WAOH4.85%05       170,000    WARRENSVILLE HEIGHTS OHIO CITY               100.044     170,074.80        8,245.00          4.84%
                             SCH IMPT FGIC BOOK ENTRY ONLY
                             4.85% 12/01/05
OHI981100FC9      100,000    WOOSTER OHIO CITY SCH DIST                    98.869      98,869.00        4,300.00          4.34%
                             BOOK ENTRY ONLY
                             4.3% 12/01/02

                           SCIOTO INVESTMENT COMPANY

                   SUMMARY OF ANNUAL MEETING OF SHAREHOLDERS

     The Company held its 2000 Annual Meeting of Shareholders June 2, 2000. At the meeting, shareholders present in person and by proxy were as follows: of the 108,800 Class A common shares outstanding (one vote per share), a total of 60,139 were represented; and of the 339,150 Class B common shares outstanding (ten votes per share), 399150 were represented; therefore, 399,289 of the common shares representing approximately 89.1% of the total voting power of the Company were represented at the meeting.

     A resolution fixing the number of Directors at six passed with 3,451,389 votes FOR, 0 votes AGAINST and 250 votes ABSTAINING.

     The following persons were elected as members of the Company's Board of Directors to serve until the annual meeting following their election or until their successors are duly elected and qualified. Each person received the number of votes FOR, votes WITHHELD and votes NOT CAST as indicated below.


             Name              Votes For    Votes Withheld
             ----              ---------    --------------

     Stephen Kellough          3,451,389          0
     Marilyn Brown Kellough    3,451,389          0
     Donald C. Fanta           3,451,389          0
     John Josephson            3,451,389          0
     Kent K. Rinker            3,451,389          0
     Paul D. Trott             3,451,389          0

     A resolution to ratify the selection of Deloitte & Touche LLP as the independent accountants for Scioto Investment Company for the 2000 year passed with 3,451,389 votes FOR, 0 votes AGAINST and 250 votes to ABSTAIN.

                       SUMMARY OF THE PENN TRAFFIC MATTER

     As described in Note 3 to the Company's Audited Annual Report for the year ended December 31, 1999 (repeated below), the Company could be liable for the payment of certain non-cancelable lease obligations should The Penn Traffic Company (a Delaware corporation), a leasee under certain `applicable lease agreements, fail to pay the required rents. Penn Traffic filed a Chapter 11 bankruptcy petition in U.S. Bankruptcy Court in Delaware on March 1, 1999 and completed the process emerging from Chapter 11 on June 29, 1999. Penn Traffic's Chapter 11 restructuring enabled it to cancel $1.13 billion of debt in exchange for: $100 million of new senior notes; additional shares of common stock; and warrants to purchase common stock. None of the leases as to which the Company could have any contingent liability were rejected in the Chapter 11 reorganization.

3.   SALE OF COMPANY ASSETS, CHANGES IN BUSINESS, AND LEASE LIABILITIES
     UNDERTAKING

     Prior to August 30, 1976, the Company operated a chain of 54 supermarkets and 12 discount department stores in Ohio, West Virginia, and Kentucky in leased premises. On June 30, 1976, the Company and each of its subsidiaries (the "Company") entered into an Agreement of Sale, pursuant to which substantially all of the assets of the Company were sold for $33.00 per Class A and Class B common share cash and assumption of all of the liabilities of the Company, however, the Company remains contingently liable for non-cancelable leases entered into previously* that are still in effect. The Company would only be required to make payments under these leases in the event of non-payment of rent by the existing tenant, The Penn Traffic Company ("Penn" a Delaware Corporation, Federal ID #25-0716800, which acquired the Big Bear Stores Company, a Delaware Corporation, Federal ID #31-0888208), during an existing exercised option period.

     Subsequent to the sale consummation on August 30, 1976, the Company's subsidiaries were liquidated and merged into the Company, and the Company's name was changed from Big Bear Stores Company, an Ohio corporation, to Scioto Investment Company, an Ohio corporation (Federal ID #31-4128470).

     As indicated above, the Company remains contingently liable for non-cancelable leases entered into prior to the date of sale of substantially all of the assets of the Company on August 30, 1976. At December 31, 1999, the remaining minimum future lease rental commitments during the non-cancelable lease terms are approximately $2,940,000 ($3,400,000 at December 31, 1998) and the total of the non-cancelable leases plus total option periods minimum future lease rental commitments are approximately $13,840,000 ($16,920,000 at December 31, 1998), before considering any offsetting rental income the Company might receive if the Company subsequently directly leases the property to other parties. These non-cancelable leases require approximately $770,000 ($1,040,000 at December 31, 1998) in annual minimum rentals at December 31, 1999.

     In December 1998 Penn defaulted on its debt obligations. Subsequently, Penn reached an agreement with its creditors and implemented the restructuring plan. Based upon the current circumstances and available information, no losses have been recorded by the Company or any claims submitted to the Company. Penn Traffic filed a Chapter 11 bankruptcy petition in U.S. Bankruptcy Court in Delaware on March 1, 1999 and completed the process emerging from Chapter 11 on June 29, 1999. Penn Traffic's Chapter 11 restructuring enabled it to cancel $1.13 billion of debt in exchange for:
     $100 million of new senior notes; new shares of common stock; and, warrants to purchase common stock. None of the leases as to which the Company could have any contingent liability were rejected in the Chapter 11 reorganization.

*Prior to August 30, 1976.

     In April 1989, Penn Traffic acquired Big Bear Stores Company ("Big Bear"), a leading food retailer in Ohio and northern West Virginia. In April 1993, Big Bear was merged into the Penn Traffic Company.